AMERICAN SELECT FUNDS

Supplement to the Statement of Additional Information dated March 1, 2001

The Table of Contents on page 1 is hereby changed to read as follows:

Non-Principal Investment Strategies and Risks . . . . . . . . . . . . . . . . 1

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

Trustees and Officers of the Trust and the AMR Trust  . . . . . . . . . . . . 4

Code of Ethics  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Control Persons and 5% Shareholders . . . . . . . . . . . . . . . . . . . . . 6

Management, Administrative Services and Distribution Fees . . . . . . . . . . 7

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Portfolio Securities Transactions . . . . . . . . . . . . . . . . . . . . . . 7

Redemptions in Kind . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Yield and Total Return Quotations . . . . . . . . . . . . . . . . . . . . . . 9

Description of the Trust . . . . . . . . . . . . . . . . . . . . . . . . . . 10

Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16


The list of Trustees and Officers of the Trust and the AMR Trust on pages 4 and 5 is hereby amended to include the following new trustees and footnote:

                              Position with
Name, Age and Address         Each Trust     Principal Occupation During Past 5 Years
Dee J. Kelly, Jr. (41)        Trustee        Partner, Kelly, Hart & Hallman (1985-Present)^; Trustee,
201 Main Street, Suite 2500                  American AAdvantage Funds (2001-Present); Trustee,
Fort Worth, Texas 76102                      American AAdvantage Mileage Funds (2001-Present).


R. Gerald Turner (55)         Trustee        President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                     Director, ChemFirst (1986-Present); Director, J.C. Penney
Southern Methodist Univ.                     Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                          Preferred Capital Corp. (2001-Present); Member, United
                                             Way of Dallas Board of Directors; Member, Salvation Army of
                                             Dallas Board of Directors; Member, Methodist Hospital
                                             Advisory Board; Member, Knight Commission on
                                             Intercollegiate Athletics; Member, National Association of
                                             Independent Colleges and Universities Board of Directors;
                                             Trustee, American AAdvantage Funds (2001-Present);
                                             Trustee, American AAdvantage Mileage Funds (2001-
                                             Present).

^ The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.


The following sentence is hereby added as the second to last sentence of the second full paragraph on page 6.

     Having joined the Board in August 2001, Mr. Kelly and Mr. Turner are not included in the following table.